Securities - Estimated Fair Value and Unrealized Loss Amounts of Impaired Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	$ 124,742	$ 29,285
Unrealized Losses, Less than 12 months	(5,826)	(241)
Estimated Fair Value, 12 months or longer	22,940	2,904
Unrealized Losses, 12 months or longer	(1,252)	(530)
Estimated Fair Value	147,682	32,189
Unrealized Losses	(7,078)	(771)
Agency Debt Securities [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	44,968	12,317
Unrealized Losses, Less than 12 months	(2,107)	(83)
Estimated Fair Value, 12 months or longer	6,793
Unrealized Losses, 12 months or longer	(334)
Estimated Fair Value	51,761	12,317
Unrealized Losses	(2,441)	(83)
Taxable Municipals Bonds [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	7,903	885
Unrealized Losses, Less than 12 months	(660)	(8)
Estimated Fair Value, 12 months or longer	797
Unrealized Losses, 12 months or longer	(78)
Estimated Fair Value	8,700	885
Unrealized Losses	(738)	(8)
Tax Free Municipals Bonds [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	9,848	5,315
Unrealized Losses, Less than 12 months	(692)	(40)
Estimated Fair Value, 12 months or longer	3,720
Unrealized Losses, 12 months or longer	(206)
Estimated Fair Value	13,568	5,315
Unrealized Losses	(898)	(40)
Trust Preferred Securities [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months
Unrealized Losses, Less than 12 months
Estimated Fair Value, 12 months or longer	1,489	1,489
Unrealized Losses, 12 months or longer	(111)	(511)
Estimated Fair Value	1,489	1,489
Unrealized Losses	(111)	(511)
GNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	5,320
Unrealized Losses, Less than 12 months	(128)
Estimated Fair Value, 12 months or longer	1,551	1,415
Unrealized Losses, 12 months or longer	(14)	(19)
Estimated Fair Value	6,871	1,415
Unrealized Losses	(142)	(19)
FNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	42,464	7,077
Unrealized Losses, Less than 12 months	(1,626)	(58)
Estimated Fair Value, 12 months or longer	6,746
Unrealized Losses, 12 months or longer	(312)
Estimated Fair Value	49,210	7,077
Unrealized Losses	(1,938)	(58)
Non-Agency CMOs [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	5,224
Unrealized Losses, Less than 12 months	(374)
Estimated Fair Value, 12 months or longer
Unrealized Losses, 12 months or longer
Estimated Fair Value	5,224
Unrealized Losses	(374)
Agency CMOs [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	7,031	3,691
Unrealized Losses, Less than 12 months	(223)	(52)
Estimated Fair Value, 12 months or longer	1,844
Unrealized Losses, 12 months or longer	(197)
Estimated Fair Value	8,875	3,691
Unrealized Losses	(420)	(52)
Commercial Bonds [Member] | U.S. Government and Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	1,984
Unrealized Losses, Less than 12 months	(16)
Estimated Fair Value, 12 months or longer
Unrealized Losses, 12 months or longer
Estimated Fair Value	1,984
Unrealized Losses	$ (16)